Label	Element	Value
Treasury Shares Held In Employee Share Ownership Plans [Member]
Treasury shares	ifrs-full_TreasuryShares	$ 21,000,000
Treasury shares	ifrs-full_TreasuryShares	46,000,000
Treasury shares	ifrs-full_TreasuryShares	$ 24,000,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	184,356,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	100,256,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	82,491,000
Treasury Shares Held In Employee Share-based Payment Plans [Member] | UNITED STATES
Treasury shares	ifrs-full_TreasuryShares	$ 0
Treasury shares	ifrs-full_TreasuryShares	0
Treasury shares	ifrs-full_TreasuryShares	$ 0
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	0
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	2,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	0
Treasury Shares Held By Parent [Member]
Treasury shares	ifrs-full_TreasuryShares	$ 235,000,000
Treasury shares	ifrs-full_TreasuryShares	275,000,000
Treasury shares	ifrs-full_TreasuryShares	$ 259,000,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,105,157,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,037,201,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	940,571,000